Leases (Tables)	12 Months Ended
Aug. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Lease and Operating Lease
Minimum rental commitments at August 31, 2013, under all leases having an initial or remaining non-cancelable term of more than one year are shown below (in millions):

	Capital Lease	Operating Lease
2014	$19	$2,536
2015	19	2,514
2016	18	2,464
2017	17	2,389
2018	15	2,292
Later	270	23,507
Total minimum lease payments	$358	$35,702

Reserve for Facility Closings and Related Lease Termination Charges
The changes in reserve for facility closings and related lease termination charges include the following (in millions):

	Twelve Months Ended August 31
	2013	2012
Balance – beginning of period	$117	$145
Provision for present value of non-cancellable lease payments of closed facilities	34	6
Assumptions about future sublease income, terminations and changes in interest rates	(6)	(11)
Interest accretion	15	25
Cash payments, net of sublease income	(37)	(48)
Balance – end of period	$123	$117

Schedule of Rental Expense
Rental expense, which includes common area maintenance, insurance and taxes, was as follows (in millions):

	2013	2012	2011
Minimum rentals	$2,644	$2,585	$2,506
Contingent rentals	6	6	9
Less: Sublease rental income	(22)	(20)	(15)
	$2,628	$2,571	$2,500